Risks arising from financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Risks arising from financial instruments

29. Risks arising from financial instruments

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Set out below is an overview of financial assets[1] held by the company at year-end:

Million US dollar	31 December 2018	31 December 2017
Debt instruments at amortized cost
Trade and other receivables	6 298	6 537
Debt instruments at fair value through OCI
Unquoted debt	24	24
Debt instruments at fair value through profit or loss
Quoted debt	87	1 304
Equity instruments at fair value through OCI
Unquoted companies	84	76
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	21
Interest rate swaps	9	—
Cross currency interest rate swaps	32	9
Other derivatives	20	1
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	191	151
Interest rate swaps	—	14
Commodities	54	246

	6 799	8 383
Of which:
Non-current	1 068	959
Current	5 731	7 444

[1]	Cash and short term deposits are not included in this overview.

Set out below is an overview of financial liabilities held by the company at year-end:

Million US dollar	31 December 2018	31 December 2017
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	4 877	1 057
Cross currency interest rate swaps	387	906
Other derivatives	456	2
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	132	211
Cross currency interest rate swaps	103	—
Interest rate swaps	56	37
Commodities	273	67
Other derivatives	56	73
Financial liabilities at amortized cost
Trade and other payables	20 658	21 921
Non-current interest-bearing loans and borrowings:
Secured bank loans	109	230
Unsecured bank loans	86	153
Unsecured bond issues	105 170	108 327
Unsecured other loans	57	53
Finance lease liabilities	162	186
Current interest-bearing loans and borrowings:
Secured bank loans	370	272
Unsecured bank loans	22	739
Unsecured bond issues	2 626	4 510
Unsecured other loans	14	15
Commercial paper	1 142	1 870
Bank overdrafts	114	117
Finance lease liabilities	42	27

	136 912	140 773
Of which:
Non-current	108 012	111 191
Current	28 899	29 582

DERIVATIVES

AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.

The main derivative instruments used are foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps.

The table below provides an overview of the notional amounts of derivatives outstanding at year-end by maturity bucket.

	31 December 2018					31 December 2017
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	11 423	190	—	—	—	11 637	233	—	—	—
Foreign currency futures	648	—	—	—	—	655	—	—	—	—
Interest rate
Interest rate swaps	2 250	750	28	1 873	36	1 075	2 250	750	1 883	88
Cross currency interest rate swaps	1 807	51	16	6 464	681	711	1 797	—	5 900	1 176
Other interest rate derivatives	4	—	—	—	565	—	—	5	—	565
Commodities
Aluminum swaps	1 597	73	—	—	—	1 412	21	—	—	—
Other commodity derivatives	1 241	32	—	—	—	1 214	144	—	—	—
Equity
Equity derivatives	11 347	—	—	—	—	11 799	—	—	—	—

FOREIGN CURRENCY RISK

AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk the company uses mainly foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.

Foreign exchange risk on operating activities

AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits. Non-operating transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.

The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2018			31 December 2017
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(39)	39	—	(32)	32	—
Euro/Mexican peso	(187)	182	(5)	(275)	246	(29)
Euro/Pound sterling	(239)	213	(26)	(82)	110	28
Euro/Russian ruble	—	—	—	(58)	68	10
Euro/South African rand	(90)	52	(38)	(84)	84	—
Euro/South Korean won	(51)	59	8	(53)	44	(9)
Euro/Ukrainian hryvnia	—	—	—	(58)	—	(58)
Euro/US dollar	(415)	404	(11)	(271)	425	154
Mexican peso/Chinese yuan	(216)	199	(17)	—	—	—
Mexican peso/Euro	(300)	301	1	—	—	—
Pound sterling/Euro	(34)	34	—	(87)	128	41
Pound sterling/US dollar	—	—	—	(40)	40	—
US dollar/Argentinian peso	(573)	484	(89)	(678)	678	—
US dollar/Australian dollar	(209)	209	—	(469)	192	(277)
US dollar/Bolivian boliviano	(76)	76	—	(20)	20	—
US dollar/Brazilian real	(1 303)	1 223	(80)	(1 184)	1 184	—
US dollar/Canadian dollar	(362)	286	(76)	(306)	306	—
US dollar/Chilean peso	(156)	155	1	(324)	324	—
US dollar/Chinese yuan	(201)	249	48	(303)	134	(169)
US dollar/Colombian peso	(287)	219	(68)	(319)	195	(124)
US dollar/Euro	(80)	78	(2)	(157)	145	(12)
US dollar/Mexican peso	(1 151)	1 082	(69)	(1 143)	873	(270)
US dollar/Nigerian naira	—	—	—	(172)	—	(172)
US dollar/Paraguayan guarani	(177)	166	(11)	(108)	108	—
US dollar/Peruvian nuevo sol	(157)	149	(8)	(255)	154	(101)
US dollar/Russian ruble	—	—	—	(45)	30	(15)
US dollar/South African rand	(80)	83	3	(72)	66	(6)
US dollar/South Korean won	(114)	128	14	(20)	60	40
US dollar/Ukrainian hryvnia	—	—	—	(18)	—	(18)
US dollar/Uruguayan peso	(40)	41	1	(57)	57	—
Others	(321)	264	(57)	(124)	104	(20)

Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.

Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.

Foreign exchange risk on foreign currency denominated debt

It is AB InBev’s policy for subsidiaries to issue debt in its functional currency to the extent possible. Where this is not the case, hedging is put in place unless the cost to hedge outweighs the benefits. On a global basis, the interest rate and debt profile as well as the preferred currency mix are determined based on a holistic risk management approach.

A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the Interest Rate Risk section below.

Currency sensitivity analysis

Currency transactional risk

Most of AB InBev’s non-derivative financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Australian dollar, Chinese yuan, Colombian peso, Mexican peso, Peruvian nuevo sol, pound sterling, South African rand and South Korean won against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2018
	Closing rate 31 December 2018	Possible closing rate[1]	Volatility of rates in %
Euro/Mexican peso	22.54	19.21 - 25.86	14.75%
Euro/Pound sterling	0.89	0.84 - 0.95	6.03%
Euro/South Korean won	1277.14	1181.98 - 1372.3	7.45%
Euro/US dollar	1.15	1.06 - 1.23	7.32%
Pound sterling/US dollar	1.28	1.17 - 1.39	8.45%
US dollar/Australian dollar	1.42	1.30 - 1.54	8.50%
US dollar/Chinese yuan	6.88	6.57 - 7.18	4.45%
US dollar/Colombian peso	3246.70	2868.9 - 3624.5	11.64%
US dollar/Euro	0.87	0.81 - 0.94	7.32%
US dollar/Mexican peso	19.68	17.12 - 22.24	13.00%
US dollar/Nigerian naira	362.54	354.9 - 370.18	2.11%
US dollar/Peruvian nuevo sol	3.37	3.24 - 3.50	3.90%
US dollar/South African rand	14.37	11.96 - 16.79	16.82%
US dollar/South Korean won	1115.40	1029.1 - 1201.71	7.74%
US dollar/Tanzanian shilling	2298.32	2211.95 - 2384.69	3.76%
US dollar/Zambian kwacha	11.88	10.28 - 13.47	13.41%

	2017
	Closing rate 31 December 2017	Possible closing rate[2]	Volatility of rates in %
Euro/Mexican peso	23.67	20.81 - 26.53	12.07%
Euro/Pound sterling	0.89	0.82 - 0.96	7.94%
Euro/Russian ruble	69.12	60.86 - 77.38	11.95%
Euro/South Korean won	1 280.41	1 181.37 – 1 379.44	7.73%
Euro/Ukrainian hryvnia	33.66	30.39 - 36.93	9.72%
Euro/US dollar	1.20	1.11 - 1.28	7.12%
Pound sterling/US dollar	1.35	1.16 - 1.54	13.99%
US dollar/Australian dollar	1.28	1.18 - 1.38	7.50%
US dollar/Chinese yuan	6.51	6.15 - 6.86	5.45%
US dollar/Colombian peso	2 988.60	2 732.94 – 3 244.26	8.55%
US dollar/Euro	0.83	0.77 - 0.89	7.12%
US dollar/Mexican peso	19.74	17.45 - 22.02	11.59%
US dollar/Nigerian naira	360.03	284.18 - 435.87	21.07%
US dollar/Peruvian nuevo sol	3.24	3.11 - 3.38	4.19%
US dollar/Russian ruble	57.63	51.43 - 63.83	10.76%
US dollar/South African rand	12.35	10.44 - 14.25	15.39%
US dollar/South Korean won	1 067.63	921.4 –1 213.86	13.70%
US dollar/Tanzanian shilling	2 235.44	2 176.76 – 2 294.12	2.63%
US dollar/Ukrainian hryvnia	28.07	26.86 - 29.27	4.30%
US dollar/Zambian kwacha	9.98	8.91 - 11.05	10.72%

Had the Australian dollar, Chinese yuan, Colombian peso, Mexican peso, Peruvian nuevo sol, pound sterling, South African rand and South Korean won weakened/strengthened during 2018 by the above estimated changes against the euro or the US dollar, with all other variables held constant, the 2018 impact on consolidated profit before taxes would have been approximately 76m US dollar (142m US dollar in 2017; 112m US dollar in 2016) higher/lower.

Additionally, the AB InBev sensitivity analysis[1] to the foreign exchange rates on its total derivatives positions as of 31 December 2018, shows a positive/negative pre-tax impact on equity reserves of 587m US dollar (639m US dollar in 2017; 774m US dollar in 2016).

Foreign exchange risk on net investments in foreign operations

AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative financial instruments as hedging instruments.

As of 31 December 2018, designated derivative and non-derivative financial instruments in net investment hedges amount to 9 773m US dollar equivalent (7 424m US dollar in 2017) in Holding companies and approximately 632m US dollar equivalent (1 669m US dollar in 2017) at Ambev level. These instruments hedge foreign operations with Brazilian real, Canadian dollar, Dominican peso, euro, Mexican peso, pound sterling, South Korean won and US dollar functional currencies.

[1]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018.
[2]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.

Net foreign exchange results

Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2018	2017	2016
Cash flow hedges	—	(13)	(53)
Economic hedges	(210)	(49)	(36)
Other results - not hedged	216	(242)	68

	6	(304)	(21)

INTEREST RATE RISK

The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between cost of funding and volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.

Fair value hedges

US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)

The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in a fair value hedge accounting relationship.

Cash flow hedges

Pound sterling bond hedges (foreign currency risk + interest rate risk on borrowings in pound sterling)

In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.

Economic Hedges

Marketable debt security hedges (interest rate risk on Brazilian real)

During 2018 and 2017, Ambev invested in highly liquid Brazilian real denominated government debt securities. The company also entered into interest rate future contracts in order to offset the Brazilian real interest rate exposure of these government bonds. Both instruments are measured at fair value with changes recorded into profit or loss and no hedge accounting is required.

Interest rate sensitivity analysis

The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

	Before hedging		After hedging
31 December 2018 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.95%	214	2.95%	214
Brazilian real	9.13%	61	6.86%	133
Canadian dollar	3.66%	190	3.38%	206
Euro	0.24%	3 138	0.24%	3 138
US dollar	1.94%	1 399	2.21%	2 638
Other	7.19%	709	7.19%	709

		5 711		7 038
Fixed rate
Australian dollar	3.28%	1 871	3.28%	1 871
Brazilian real	6.74%	138	5.79%	66
Canadian dollar	3.23%	1 904	3.23%	1 904
Euro	1.76%	27 465	1.61%	35 292
Pound sterling	3.83%	4 173	3.80%	3 541
South Korean won	—	—	2.45%	1 000
US dollar	4.28%	68 570	4.66%	59 120
Other	8.55%	82	8.55%	82

		104 203		102 876

31 December 2017	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.68%	234	2.68%	234
Brazilian real	9.22%	122	7.61%	199
Canadian dollar	2.09%	207	2.45%	224
Euro	0.35%	3 398	0.35%	3 415
South Africa rand	8.00%	666	8.00%	666
US dollar	1.48%	1 285	1.43%	2 521
Other	16.68%	450	16.68%	450

		6 362		7 709
Fixed rate
Australian dollar	3.70%	1 838	3.70%	1 838
Brazilian real	6.43%	206	5.86%	112
Canadian dollar	3.08%	2 543	3.19%	2 176
Euro	1.88%	26 386	1.70%	34 251
Peruvian nuevo sol	6.87%	33	6.87%	33
Pound sterling	3.83%	4 403	3.80%	3 734
South Korean won	—	—	2.50%	1 000
US dollar	4.18%	74 476	4.51%	65 394
Other	3.36%	252	2.36%	252

		110 137		108 790

At 31 December 2018, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 114m US dollar.

As disclosed in the above table, 7 038m US dollar or 6.40% of the company’s interest-bearing financial liabilities bears interest at a variable rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2018
	Interest rate 31 December 2018[1]	Possible interest rate[2]	Volatility of rates in %
Brazilian real	6.44%	6.12% - 6.76%	5.00%
Canadian dollar	2.29%	2.15% - 2.42%	5.91%
Euro	—	—	2.45%
US dollar	2.78%	2.61% - 2.94%	5.97%

	2017
	Interest rate 31 December 2017[1]	Possible interest rate[2]	Volatility of rates in %
Brazilian real	6.90%	5.29% - 8.50%	23.27%
Canadian dollar	1.54%	1.38% - 1.71%	10.72%
Euro	—	—	3.50%
South African rand	7.16%	6.88% - 7.43%	3.84%
US dollar	1.69%	1.59% - 1.80%	6.00%

When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 31 December 2018, with all other variables held constant, 2018 interest expense would have been 8m US dollar higher/lower (2017: 12m US dollar; 2016: 23m US dollar). This effect would be more than offset by (60m) US dollar higher/lower interest income on AB InBev’s interest-bearing financial assets (2017: (81)m US dollar; (53)m US dollar).

Interest expense

Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2018	2017	2016
Financial liabilities measured at amortized cost – not hedged	(4 053)	(4 375)	(4 119)
Fair value hedges	(76)	(11)	(31)
Cash flow hedges	22	1	(8)
Net investment hedges - hedging instruments (interest component)	35	77	34
Economic hedges	100	(6)	32

	(3 972)	(4 314)	(4 092)

COMMODITY PRICE RISK

The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to minimize exposure to commodity price volatility. The company has significant exposures to the following commodities: aluminum, barley, coal, corn grits, corn syrup, corrugated board, diesel, fuel oil, glass, hops, labels, malt, natural gas, orange juice, plastics, rice, steel and wheat. As of 31 December 2018, the company has the following commodity derivatives outstanding (in notional amounts):

[1]	Applicable 3-month InterBank Offered Rates as of 31 December 2018 and as of 31 December 2017.
[2]

Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018 and at December 2017. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).

Million US dollar	2018	2017
Aluminum swaps	1 670	1 412
Exchange traded sugar futures	62	87
Natural gas and energy derivatives	313	211
Corn swaps	196	223
Exchange traded wheat futures	424	509
Rice swaps	194	221
Plastic derivatives	84	91

	2 943	2 754

Commodity price sensitivity analysis

The impact of changes in the commodity prices would have an immaterial impact on AB InBev’s profit in 2018 profits as most of the company’s commodity derivatives are designated in a hedge accounting.

The table below shows the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2018, would have on the equity reserves.

	2018
		Pre-tax impact on equity
Million US dollar	Volatility of prices in %[1]	Prices increase	Prices decrease
Aluminum	22.16%	370	(370)
Sugar	29.60%	18	(18)
Wheat	29.31%	124	(124)
Energy	23.83%	74	(74)
Rice	22.08%	43	(43)
Corn	23.85%	47	(47)
Plastic	20.54%	17	(17)

	2017
		Pre-tax impact on equity
Million US dollar	Volatility of prices in %[2]	Prices increase	Prices decrease
Aluminum	14.83%	212	(212)
Sugar	29.38%	26	(26)
Wheat	30.99%	158	(158)
Energy	20.37%	43	(43)
Rice	20.20%	45	(45)
Corn	24.81%	45	(45)
Plastic	17.50%	15	(15)

EQUITY PRICE RISK

AB InBev enters into derivatives to hedge the price risk on its shares when this could negatively impact future cash flows related to the share-based payments programs. AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 11 Finance cost and income and Note 23 Changes in equity and earnings per share). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.

As of 31 December 2018, an exposure for an equivalent of 92.4m of AB InBev shares was hedged, resulting in a total loss of 3.5 billion US dollar recognized in the profit or loss account for the period, of which 1.8 billion US dollar related to the company’s share-based payment programs, 873m US dollar and 849m US dollar related to the Modelo and SAB transactions, respectively.

Between 2012 and 2018, AB InBev reset certain equity derivatives to market price with counterparties. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2018 and, accordingly, a decrease of counterparty risk.

Equity price sensitivity analysis

The sensitivity analysis on the share-based payments hedging program, calculated based on a 22.03% (2017: 15.68%; 2016: 22.84%) reasonably possible volatility[1] of the AB InBev share price, with all the other variables held constant, would show 1 345m US dollar positive/negative impact on the 2018 profit before tax (2017: 1 422m US dollar; 2016: 2 236m US dollar).

CREDIT RISK

Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.

[1]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018.
[2]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.

AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.

The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2018 to be limited.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2018			2017
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	91	(7)	84	83	(7)	76
Investment in debt securities	111	—	111	1 328	—	1 328
Trade receivables	4 400	(160)	4 240	4 917	(194)	4 723
Cash deposits for guarantees	197	—	197	209	—	209
Loans to customers	188	—	188	179	—	179
Other receivables	2 359	(106)	2 253	2 326	(117)	2 209
Derivatives	307	—	307	483	—	483
Cash and cash equivalents	7 074	—	7 074	10 472	—	10 472

	14 727	(273)	14 454	19 997	(318)	19 679

There was no significant concentration of credit risks with any single counterparty per 31 December 2018 and no single customer represented more than 10% of the total revenue of the group in 2018.

Impairment losses

The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2018
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(194)	—	(7)	(117)	(318)
Impairment losses	(40)	—	—	(3)	(43)
Derecognition	29	—	—	6	35
Currency translation and other	44	—	—	9	53

Balance at 31 December	(160)	—	(7)	(106)	(273)

	2017
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(202)	—	(7)	(109)	(318)
Impairment losses	(55)	—	—	(4)	(59)
Derecognition	53	—	—	1	54
Currency translation and other	10	—	—	(5)	5

Balance at 31 December	(194)	—	(7)	(117)	(318)

	2016
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(230)	—	(9)	(99)	(338)
Impairment losses	(43)	—	—	—	(43)
Derecognition	69	—	—	2	71
Currency translation and other	2	—	2	(12)	(8)

Balance at 31 December	(202)	—	(7)	(109)	(318)

LIQUIDITY RISK

Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	31 December 2018
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(479)	(496)	(383)	(39)	(15)	(27)	(31)
Commercial papers	(1 142)	(1 142)	(1 142)	—	—	—	—
Unsecured bank loans	(108)	(135)	(33)	(6)	(96)	—	—
Unsecured bond issues	(107 796)	(165 979)	(6 410)	(9 146)	(11 636)	(23 672)	(115 115)
Unsecured other loans	(71)	(110)	(19)	(22)	(12)	(12)	(44)
Finance lease liabilities	(204)	(316)	(62)	(37)	(33)	(33)	(151)
Bank overdraft	(114)	(114)	(114)	—	—	—	—
Trade and other payables	(24 345)	(24 722)	(22 557)	(260)	(1 060)	(333)	(513)

	(134 258)	(193 014)	(30 720)	(9 510)	(12 852)	(24 077)	(115 855)
Derivative financial assets/(liabilities)
Interest rate derivatives	(84)	(86)	(39)	(19)	(8)	11	(31)
Foreign exchange derivatives	(391)	(401)	(419)	18	—	—	—
Cross currency interest rate swaps	(456)	(457)	(13)	113	129	(595)	(90)
Commodity derivatives	(225)	(225)	(222)	(3)	—	—	—
Equity derivatives	(4 877)	(4 877)	(4 877)	—	—	—	—

	(6 033)	(6 046)	(5 570)	109	121	(584)	(121)
Of which: related to cash flow hedges	(293)	(303)	(233)	17	2	2	(90)

	31 December 2017
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)
Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)
Of which: related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

CAPITAL MANAGEMENT

AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute the strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. The management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

FAIR VALUE

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	31 December 2018	31 December 2017	31 December 2018	31 December 2017	31 December 2018	31 December 2017
Foreign currency
Forward exchange contracts	191	151	(586)	(211)	(395)	(60)
Foreign currency futures	7	1	(3)	(2)	4	(1)
Interest rate
Interest rate swaps	9	14	(27)	(37)	(18)	(23)
Cross currency interest rate swaps	32	9	(489)	(906)	(457)	(897)
Other interest rate derivatives	20	—	(86)	(73)	(66)	(73)
Commodities
Aluminum swaps	23	178	(172)	(5)	(149)	173
Sugar futures	—	24	(8)	(20)	(8)	4
Wheat futures	13	34	(11)	(22)	2	12
Energy	4	—	(54)	—	(50)	—
Other commodity derivatives	8	10	(28)	(20)	(20)	(10)
Equity
Equity derivatives	—	21	(4 877)	(1 057)	(4 877)	(1 036)

	307	442	(6 340)	(2 353)	(6 033)	(1 911)
Of which:
Non-current	10	25	(805)	(937)	(795)	(912)
Current	297	417	(5 535)	(1 416)	(5 238)	(999)

The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities Million US dollar	2018 Carrying amount[1]	2018 Fair value	2017 Carrying amount[1]	2017 Fair value
Fixed rate
Australian dollar	(1 871)	(1 927)	(1 838)	(1 896)
Brazilian real	(138)	(138)	(206)	(206)
Canadian dollar	(1 904)	(1 817)	(2 543)	(2 574)
Euro	(27 465)	(26 799)	(26 386)	(26 942)
Peruvian nuevo sol	(24)	(24)	(33)	(33)
Pound sterling	(4 173)	(4 320)	(4 403)	(4 902)
US dollar	(68 570)	(65 873)	(74 476)	(83 482)
Other	(58)	(58)	(252)	(252)

	(104 203)	(100 956)	(110 137)	(120 287)

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	3	9	—
Derivatives at fair value through profit and loss	—	67	—
Derivatives in a cash flow hedge relationship	7	225	—
Derivatives in a fair value hedge relationship	—	33	—
Derivatives in a net investment hedge relationship	—	14	—

	10	348	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 409
Derivatives at fair value through profit and loss	—	5 699	—
Derivatives in a cash flow hedge relationship	18	507	—
Derivatives in a fair value hedge relationship	—	125	—
Derivatives in a net investment hedge relationship	—	31	—

	18	6 362	1 409

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Fair value hierarchy 31 December 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

NON-DERIVATIVE FINANCIAL LIABILITIES

As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (i.e. combination of a written put option and purchased call option) is in place which may result in Ambev acquiring additional shares in CND. In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%. As of 31 December 2018, the put option for the remaining shares held by ELJ was valued 632 million US dollar (2017: 1.7 billion US dollar before the exercise of the put option by ELJ in January 2018) and recognized as a deferred consideration on acquisitions at fair value in “level 3” category above. The variance is mainly explained by the partial exercise by ELJ of the put option, accretion expenses and currency translation. The fair value of such deferred consideration is calculated based on using present value techniques, namely by discounting futures cash flows at the appropriate rate.

HEDGING RESERVES

The company’s hedging reserves disclosed in note 23 relate to the following instruments:

Million US dollar	Foreign currency	Interest rate	Commodities	Others	Total hedging reserves
As per 1 January 2018	559	—	(20)	47	586
Change in fair value of hedging instrument recognized in OCI	262	—	97	—	358
Reclassified to profit or loss / cost of inventory	(341)	—	(137)	26	(452)
Deferred tax	—	—	—	2	2

As per 31 December 2018	480	—	(60)	76	494

Million US dollar	Foreign currency	Interest rate	Commodities	Others	Total hedging reserves
As per 1 January 2017	540	—	204	—	744
Change in fair value of hedging instrument recognized in OCI	(61)	—	(22)	—	(83)
Reclassified to profit or loss / cost of inventory	80	—	(202)	47	(75)
Deferred tax	—	—	—	—	—

As per 31 December 2017	559	—	(20)	47	586

OFFSETTING FINANCIAL ASSETS AND LIABILITIES

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	307	307	(293)	13
Derivative liabilities	(6 340)	(6 340)	293	(6 046)

[1]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[2]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules

	31 December 2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)